UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,
2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: F&V Capital Management, LLC
Address: 805 Third Avenue, 12th Floor

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Hugh Terrence Riley, III
Title: Partner
Phone: 212-326-9533

Signature, Place, and Date of Signing:
Hugh Terrence Riley, III New York, NY February 13, 2013
 [Signature]      [City, State] [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  65
Form 13F Information Table Value Total: 98,852 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


	FORM 13F INFORMATION TABLE
												INSTMNT	OTHER	 VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHARES/PRN AMT	SH/PRN	PUT/CALLDSCRETN	MANAGERS SOLE	SHARED	NONE
ALCOA INC		COM		013817101	1954	220532		SH		SOLE		 220532	0	0
ALLSTATE CORP		COM		020002101	2513	57195		SH		SOLE		 57195	0	0
ALTRIA GROUP INC	COM		02209S103	222	6555		SH		SOLE 		 6555	0	0
AMERICAN ELEC PWR INC	COM		025537101	2124	47210		SH		SOLE		 47210	0	0
AMGEN INC		COM		031162100	3735	43560		SH		SOLE		 43560	0	0
ANALOG DEVICES INC	COM		032654105	2377	53970		SH		SOLE		 53970	0	0
APPLE INC		COM		037833100	862	1949		SH		SOLE		 1949	0	0
ARROW ELECTRONICS INC	COM		042735100	382	9732		SH		SOLE		 9732	0	0
ASSURANT INC		COM		04621X108	615	16115		SH		SOLE		 16115	0	0
AT&T INC		COM		00206R102	3596	102080		SH		SOLE		 102080	0	0
AUTOLIV INC		COM		052800109	639	9823		SH		SOLE		 9823	0	0
AVERY DENNISON CORP	COM		053611109	4093	106665		SH		SOLE		 106665	0	0
BAIDU INC		SPONSORED ADR	056752108	478	4460		SH		SOLE		 4460	0	0
BAKER HUGHES INC	COM		057224107	1989	44830		SH		SOLE		 44830	0	0
BARRICK GOLD CORP	COM		067901108	259	8020		SH		SOLE		 8020	0	0
BECTON DICKINSON & CO	COM		075887109	2975	34930		SH		SOLE		 34930	0	0
BP PRUDHOE BAY ROYALTY 	UNIT BEN INT	055630107	487	6170		SH		SOLE		 6170	0	0
CELGENE CORP		COM		151020104	2360	23935		SH		SOLE		 23935	0	0
CENOVUS ENERGY INC	COM		15135U109	276	8310		SH		SOLE		 8310	0	0
COACH INC		COM		189754104	1834	37675		SH		SOLE		 37675	0	0
CONOCOPHILLIPS		COM		20825C104	2530	43600		SH		SOLE		 43600	0	0
CORNING INC		COM		219350105	1614	136925		SH		SOLE		 136925	0	0
EBAY INC		COM		278642103	3798	68195		SH		SOLE		 68195	0	0
EMC CORP-MASS		COM		268648102	2203	89589		SH		SOLE		 89589	0	0
ENBRIDGE ENERGY PARTNER COM		29250R106	351	11708		SH		SOLE		 11708	0	0
EXXON MOBIL CORP	COM		30231G102	1944	21801		SH		SOLE		 21801	0	0
FEDEX CORP		COM		31428X106	3833	37075		SH		SOLE		 37075	0	0
FREEPORT MCMORAN COPPER COM		35671D857	480	13570		SH		SOLE		 13570	0	0
GANNETT CO INC		COM		364730101	329	17800		SH		SOLE		 17800	0	0
GOOGLE INC		CL A		38259P508	494	651		SH		SOLE		 651	0	0
HARLEY DAVIDSON INC	COM		412822108	3423	66110		SH		SOLE		 66110	0	0
HECKMANN CORPORATION	COM		422680108	59	15000		SH		SOLE		 15000	0	0
HESS CORP		COM		42809H107	4568	67685		SH		SOLE		 67685	0	0
ISHARES INC		MSCI BRAZIL	464286400	430	7640		SH		SOLE		 7640	0	0
ISHARES SILVER TR	ISHARES		46428Q109	246	8000		SH		SOLE		 8000	0	0
ISHARES TR		NASDQ BIO INDX	464287556	286	1961		SH		SOLE		 1961	0	0
JOHNSON & JOHNSON	COM		478160104	303	4093		SH		SOLE		 4093	0	0
JPMORGAN CHASE & CO	COM		46625H100	1972	41360		SH		SOLE		 41360	0	0
KIMBERLY CLARK CORP	COM		494368103	4484	50215		SH		SOLE		 50215	0	0
MAG SILVER CORP		COM		55903Q104	221	20000		SH		SOLE		 20000	0	0
MERCK & CO INC NEW	COM		58933Y105	3049	74630		SH		SOLE		 74630	0	0
METLIFE INC		COM		59156R108	503	13520		SH		SOLE		 13520	0	0
MORGAN STANLEY		COM		617446448	3099	135436		SH		SOLE		 135436	0	0
MUELLER INDS INC	COM		624756102	2386	45015		SH		SOLE		 45015	0	0
NEWMONT MINING CORP	COM		651639106	1834	41595		SH		SOLE		 41595	0	0
NOBLE CORP		COM		H5833N103	463	11355		SH		SOLE		 11355	0	0
OCZ TECHNOLOGY GROUP INCCOM		67086E303	22	11000		SH		SOLE		 11000	0	0
OI S A			SPN ADR REP PFD	670851203	44	10704		SH		SOLE		 10704	0	0
ORACLE CORP		COM		68389X105	5094	145005		SH		SOLE		 145005	0	0
PEPSICO INC		COM		713448108	271	3745		SH		SOLE		 3745	0	0
PHILIP MORRIS INTL INC	COM		718172109	309	3535		SH		SOLE		 3535	0	0
PHILLIPS 66		COM		718546104	2861	46740		SH		SOLE		 46740	0	0
QUALCOMM INC		COM		747525103	387	5895		SH		SOLE		 5895	0	0
ROPER INDS INC NEW	COM		776696106	1655	14090		SH		SOLE		 14090	0	0
SANOFI 			SPONSORED ADR	80105N105	341	7205		SH		SOLE		 7205	0	0
SCHLUMBERGER LTD	COM		806857108	277	3482		SH		SOLE		 3482	0	0
SPDR GOLD TR		GOLD SHS	78463V107	1397	8625		SH		SOLE		 8625	0	0
TEVA PHARMACEUTICAL	ADR		881624209	380	10071		SH		SOLE		 10071	0	0
URANIUM ENERGY CORP	COM		916896103	23	10000		SH		SOLE		 10000	0	0
VALMONT INDS INC	COM		920253101	1345	9240		SH		SOLE		 9240	0	0
VARIAN MED SYS INC	COM		92220P105	2640	37446		SH		SOLE		 10629	0	0
WESTERN ASSET HIGH INC	COM		95766J102	242	24068		SH		SOLE		 24068	0	0
WINNEBAGO INDUSTRIES 	COM		974637100	516	27900		SH		SOLE		 27900	0	0
YAHOO INC		COM		984332106	2089	108015		SH		SOLE		 108015	0	0